Recently Issued Accounting Standards	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Recently Issued Accounting Standards
Recently Issued Accounting Standards
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2014‑09, Revenue from Contracts with Customers (Topic 606). ASU No. 2014‑09 requires entities to recognize revenue to depict transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU No. 2014‑09 requires entities to disclose both qualitative and quantitative information that enables users of the consolidated financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers, including disclosure of significant judgments affecting the recognition of revenue. ASU No. 2014‑09 was originally effective for annual periods beginning after December 15, 2016, using either the retrospective or cumulative effect transition method. On August 12, 2015, the FASB issued ASU No. 2015‑14, which defers the effective date of the revenue standard, ASU No. 2014‑09, by one year for all entities and permits early adoption on a limited basis. Per our preliminary evaluation, we believe that the adoption of this guidance will not materially affect our revenue recognition. However, we will continue to evaluate and quantify the effect of the adoption of this guidance on our consolidated financial statements.
In July 2015, the FASB issued ASU No. 2015‑11, Simplifying the Measurement of Inventory, which requires entities to measure most inventory “at the lower of cost and net realizable value,” thereby simplifying the current guidance under which an entity must measure inventory at the lower of cost or market. ASU No. 2015‑11 does not apply to inventories that are measured by using either the last‑in, first‑out method or the retail inventory method. The amendments in ASU No. 2015‑11 are effective for fiscal years beginning after December 15, 2016. The ASU became effective for us in 2017 and the adoption of this guidance did not materially affect our consolidated financial statements.
In February 2016, the FASB issued ASU No. 2016‑02, Leases, a new standard on accounting for leases. The ASU introduces a lessee model that brings most leases on the balance sheet. The new standard also aligns many of the underlying principles of the new lessor model with those in the current accounting guidance as well as the FASB’s new revenue recognition standard. However, the ASU eliminates the use of bright‑line tests in determining lease classification as required in the current guidance. The ASU also requires additional qualitative disclosures along with specific quantitative disclosures to better enable users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The new standard is effective for annual reporting periods beginning after December 15, 2018, including periods within that reporting period, using a modified retrospective approach. Early adoption is permitted. We have not completed an evaluation of the impact the pronouncement will have on our consolidated financial statements and related disclosures.
In March 2016, the FASB issued ASU No. 2016‑09, Compensation‑ Stock Compensation (Topic 718): Improvements to Employee Share‑Based Payment Accounting, which modifies several aspects of the accounting for share‑based payment transactions including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The new standard is effective for fiscal years and interim periods beginning after December 15, 2016, with early adoption permitted. The ASU became effective for us in 2017 and the adoption of this guidance did not materially affect our consolidated financial statements.
In January 2017, the FASB issued ASU No. 2017‑04, Simplifying the Test for Goodwill Impairment, which removes the requirement to compare the implied fair value of goodwill with its carrying amount as part of step two of the goodwill impairment test. As a result, under this ASU, an entity would recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. This pronouncement is effective for impairment tests in fiscal years beginning after December 15, 2019, on a prospective basis. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. We believe that the adoption of this guidance will not materially affect our consolidated financial statements.